100 Huntington Avenue
Tower 2, Floor 3
Mail Stop CPH0326
Boston, MA 02116

February 20, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Lattice Strategies Trust (the “Registrant”)

(File Nos. 333-199089; 811-23002)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Prospectus, dated February 12, 2015, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from that contained in the Form N-1A registration statement for the Registrant (Pre-Effective Amendment No. 2) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on February 12, 2015 via EDGAR (Accession Number 0001193125-15-047128).

Please direct any comments or questions concerning this filing to the undersigned at (617) 662-1742.

Sincerely,

/s/ David James
David James
Managing Director and Managing Counsel
State Street Bank and Trust Company